Risk management, derivative instruments and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness			$ 3,716	$ (402)
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax	$ 0	$ 0	0	0
Amortization of amount excluded from hedge effectiveness, tax	0	0	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach			768	731
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	61	60	190	177
Settlement of cash flow hedge, tax		0		0
Total gains (losses) on derivative instruments, tax	61	60	190	177
Interest Expense [Member]
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(1,906)	(290)	(3,716)	(402)
Amortization of amount excluded from hedge effectiveness	232	242	632	710
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	(256)	(768)	(731)
Settlement of cash flow hedge		0		199
Total gains (losses) on derivative instruments	$ (1,930)	$ (304)	$ (3,852)	$ (224)